Expenses By Nature Expenses By Nature (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule Of Additional Information Of Expenses
Items included in our cost of sales and SG&A for the years indicated are set forth below:

	Year ended December 31
	2017	2018	2019
Employee-related costs	$726.4	$804.7	$815.2
SBC expense included in above employee-related costs	30.1	33.4	34.1
Freight and transportation costs	79.3	97.0	90.3
Depreciation expense (including depreciation on ROU assets in 2019) (i)	67.6	73.7	105.8
Rental expense (i)	28.5	35.4	5.3

(i)
Effective January 1, 2019, we adopted the new lease accounting standards under IFRS 16 and recognized ROU assets and related lease obligations on our balance sheet. The amortization of the ROU assets is recorded as a depreciation expense ($32.5 for 2019), and the interest expense on the related lease obligations is recognized as finance costs in our consolidated statement of operations. Prior to the adoption of IFRS 16, we recognized rental expenses on a straight-line basis over the lease term generally in cost of sales or SG&A in our consolidated statement of operations. We continue to expense the costs of low-value and short-term leases in our consolidated statement of operations on a straight-line basis over the lease term as rental expense ($5.3 for 2019). See note 12 for disclosure of lease expenses.